Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues, net		$ 10,000
Cost of revenues
Gross profit		$ 10,000
Operating expenses:
General and administrative	$ 10,265	2,885
Accounting fees	6,000	5,000
Consulting fees	78,645	275
Legal fees	109,970	73,000
Total operating expenses	204,880	81,160
(Loss) from operations	(204,880)	(71,160)
Other income (expense):
Interest expense	(8,694)	(10)
Total other income (expense)	$ (8,694)	$ (10)
Provision for income taxes
Net (loss)	$ (213,574)	$ (71,170)
Loss per share, basic and diluted	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	102,750,457	101,150,030